Commitments and Contingencies - Schedule of Future Minimum Payments under Manufacturing Agreement with Patheon (Detail) - Manufacturing and Supply Agreement with Patheon UK Limited [Member]
$ in Thousands
Dec. 31, 2018 USD ($)
Property Subject To Or Available For Operating Lease [Line Items]
2019	$ 8,027
2020	8,027
2021	8,027
2022	8,027
2023	8,027
2024 and thereafter	30,102
Total	$ 70,237